UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-001728

Nicholas Fund, Inc.

(Exact name of registrant as specified in charter)

700 North Water Street, Milwaukee, Wisconsin 53202

(Address of principal executive offices)          (Zip code)

Jeffrey T. May, Senior Vice President, Secretary and Treasurer

700 North Water Street

Milwaukee, Wisconsin 53202

(Name and address of agent for service)

Registrant's telephone number, including area code: 414-272-4650

Date of fiscal year end: 03/31/2007

Date of reporting period: 09/30/2006

Item 1. Report to Stockholders.

November 2006

Report to Fellow Shareholders:

For the first six months of the fiscal year ending March 31, 2007, Nicholas Fund was down 2.15% versus a gain of 4.14% for the S&P 500 Index. As of September 30, 2006, year-to-date results were as follows: Nicholas Fund 3.38% and S&P 500 Index 8.53%.

Returns for Nicholas Fund, Inc. and selected indices are provided in the chart below for the period ended September 30, 2006.

		Average Annual Total Return
	6 Month	1 Year	3 Year	5 Year	10 Year	Life*
Nicholas Fund, Inc.	(2.15)%	3.74%	11.05%	7.02%	6.02%	11.43%
Standard & Poor’s 500 Index	4.14%	10.79%	12.30%	6.97%	8.59%	10.88%
Consumer Price Index	1.45%	2.06%	3.09%	2.62%	2.54%	4.70%
Ending value of $10,000 invested in Nicholas Fund, Inc.	$9,785	$10,374	$13,694	$14,039	$17,946	$561,805

* The life of the Fund is 37.2 years from the date of its initial public offering, July 14, 1969. Starting time period for the Standard & Poor’s 500 Index and the Consumer Price Index was June 30, 1969.

Performance data quoted represents past performance and is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by visiting www.nicholasfunds.com/returns.html.

The Fund is net of expenses, the market indices are gross of fees. The ending values above illustrate the performance of a hypothetical $10,000 investment made in the Fund over the timeframes listed. Assumes reinvestment of dividends and capital gains, but does not reflect the effect of any applicable sales charge or redemption fees. These figures do not imply any future performance.

At September 30, 2006, the Fund’s net assets were invested 95.31% in equities with 4.69% in cash. The diversified portfolio consisted of 59 stocks. The Fund’s top five holdings were Affiliated Managers Group, Berkshire Hathaway, Marshall & Ilsley, FedEx and DaVita. These five holdings accounted for approximately 23% of the Fund’s portfolio. The largest industry concentrations were in financials at 31%, consumer discretionary at 15%, and health care at 13% of the portfolio. Within the financial group, insurance represented 14% of the total portfolio. The Fund’s year-to-date (since January 1, 2006) results were helped by solid price appreciation in Comcast (+41%), UST (+32%), General Dynamics (+27%), Fisher Scientific (+27%), and Affiliated Managers Group (+25%). Stocks experiencing price depreciation that hurt performance were Pentair (-23%), Medtronic (-19%), and Mercury General (-14%). Selected energy and housing stocks also contributed to downside results.

Real gross domestic product (GDP) rose just 1.6% in the third quarter, well below expectations. The GDP deflator slowed from 3.3% in the second quarter to 1.8% in the third quarter, again well below expectations. Short-term interest rates have stabilized while long-term rates have been declining with the 10-year Treasury yield at 4.59%. Third quarter profits have been strong. Plummeting housing construction is part of the reason economic activity is decelerating.

All of this suggests soft economic growth ahead, perhaps a mid-cycle slowdown. It also suggests a greater likelihood the Federal Reserve Board will ease credit sometime in 2007 to avoid the possibility of recession.

With regard to the stock market, we believe prices are at reasonable levels – not cheap or expensive. Money is plentiful, and opportunities to make sound investments are available. Since the market adores declining and lower interest rates, and as long as the economy is not headed into recession, management is sanguine on the stock market outlook.

Thank you for your continued interest in the Fund.

Sincerely,

Albert O. Nicholas David O. Nicholas

Co-Portfolio Manager Co-Portfolio Manager

Mutual fund investing involves risks. Principal loss is possible. The Fund may invest in smaller companies, which involve additional risks such as limited liquidity and greater volatility.

Please refer to the Schedule of Investments in the report for complete Fund holdings information. Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. The Consumer Price Index represents changes in prices of all goods and services purchased for consumption by urban households. One cannot invest directly in an index.

Must be preceded or accompanied by a prospectus.

The Nicholas Funds are distributed by Quasar Distributors, LLC. (11/06)

Financial Highlight (NICSX)
For a share outstanding throughout each period
-------------------------------------------------------------------------------------------------------------
                                         Six Months
                                           Ended                        Year Ended March 31,
                                         09/30/2006   -------------------------------------------------------
                                         (unaudited)     2006       2005        2004        2003        2002
                                         -----------    ------     ------      ------      ------      ------
NET ASSET VALUE, BEGINNING OF PERIOD...     $61.49      $60.05     $56.14      $40.37      $53.74      $54.11
    INCOME (LOSS) FROM
     INVESTMENT OPERATIONS
     Net investment income.............        .13         .26        .10         .09         .18         .12
     Net gain (loss) on securities
      (realized and unrealized)........      (1.49)       6.75       4.29       15.77      (13.39)       (.26)
                                            ------      ------     ------      ------      ------      ------
         Total from investment
          operations..................       (1.36)       7.01       4.39       15.86      (13.21)       (.14)
                                            ------      ------     ------      ------      ------      ------
    LESS DISTRIBUTIONS
    From net investment income........        (.08)       (.25)      (.07)       (.09)       (.16)       (.23)
    From net capital gain.............       (1.03)      (5.32)      (.41)         --          --          --
                                            ------      ------     ------      ------      ------      ------
         Total distributions..........       (1.11)      (5.57)      (.48)       (.09)       (.16)       (.23)
                                            ------      ------     ------      ------      ------      ------
    NET ASSET VALUE, END OF PERIOD.....     $59.02      $61.49     $60.05      $56.14      $40.37      $53.74
                                            ------      ------     ------      ------      ------      ------
                                            ------      ------     ------      ------      ------      ------
TOTAL RETURN...........................    (2.15)%(1)   12.25%      7.81%      39.31%    (24.60)%      (.25)%
SUPPLEMENTAL DATA:
Net assets, end of period (millions)...   $2,314.9    $2,504.9   $2,434.5    $2,470.8    $1,985.2    $2,995.3
Ratio of expenses to average
 net assets............................       .76%(2)     .77%       .75%        .73%        .75%        .73%
Ratio of net investment income
 to average net assets.................       .45%(2)     .41%       .17%        .17%        .38%        .22%
Portfolio turnover rate................     27.84%(2)   32.48%     20.94%      18.18%      33.36%      39.48%

(1) Not annualized.
(2) Annualized.

------------------------------------------------------------------------------------
Top Ten Equity Portfolio Holdings
September 30, 2006 (unaudited)
-------------------------------------------------------------------------------
                                                                  Percentage
        Name                                                    of Net Assets
        ----                                                    -------------
        Affiliated Managers Group, Inc. ...........................     6.21%
        Berkshire Hathaway Inc. - Class A .........................     6.08%
        Marshall & Ilsley Corporation .............................     4.28%
        FedEx Corporation .........................................     3.29%
        DaVita, Inc. ..............................................     3.12%
        W.R. Berkley Corporation ..................................     3.09%
        Fisher Scientific International Inc. ......................     3.06%
        O'Reilly Automotive, Inc. .................................     2.94%
        Apache Corporation ........................................     2.84%
        Constellation Brands, Inc. - Class A ......................     2.80%
                                                                       ------
        Total of top ten ..........................................    37.71%
                                                                       ------
                                                                       ------

-------------------------------------------------------------------------------
Sector Diversification (As a Percentage of Portfolio)
September 30, 2006 (unaudited)
-------------------------------------------------------------------------------
        BAR CHART PLOT POINTS
        Financials ................................................    30.58%
        Consumer Discretionary ....................................    14.84%
        Health Care ...............................................    13.38%
        Industrials ...............................................    11.93%
        Energy ....................................................    11.15%
        Consumer Staples ..........................................    10.22%
        Short-Term Investments ....................................     3.99%
        Materials .................................................     2.25%
        Information Technology ....................................     1.66%

-------------------------------------------------------------------------------
Fund Expenses
For the six month period ended September 30, 2006 (unaudited)
-------------------------------------------------------------------------------
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other operating expenses.  The following table is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with those of other mutual funds.
The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period.
The first line of the table below provides information about the actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund with other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.
                      Beginning          Ending             Expenses
                       Account          Account            Paid During
                        Value            Value               Period*
                      03/31/06          09/30/06       04/01/06 - 09/30/06
        ------------------------------------------------------------------
        Actual        $1,000.00         $  978.50             3.75
        Hypothetical   1,000.00          1,021.21             3.83
         (5% return before expenses)
        * Expenses are equal to the Fund's six-month annualized expense ratio of 0.76%, multiplied by the average account value over the period, multiplied by 182 then divided by 365 to reflect the one-half year period.

Schedule of Investments
September 30, 2006 (unaudited)
-------------------------------------------------------------------------------
 Shares or
 Principal
  Amount                                                         Value
-----------                                                 --------------
COMMON STOCKS - 95.31%
              Consumer Discretionary -
               Durables and Apparel -- 7.84%
  1,200,000   D.R. Horton, Inc.                             $   28,740,000
    700,000   Fortune Brands, Inc.                              52,577,000
  1,715,000   Helen of Troy Limited * +                         30,115,400
    550,000   M.D.C. Holdings, Inc.                             25,547,500
     83,000   NVR, Inc. *                                       44,405,000
                                                            --------------
                                                               181,384,900
                                                            --------------
              Consumer Discretionary -
               Hotels, Restaurants & Leisure -- 2.54%
    143,300   California Pizza Kitchen, Inc. *                   4,288,969
    950,000   Six Flags, Inc. *                                  4,968,500
    950,000   Yum! Brands, Inc.                                 49,447,500
                                                            --------------
                                                                58,704,969
                                                            --------------
              Consumer Discretionary - Media -- 0.72%
    450,000   Comcast Corporation *                             16,582,500
                                                            --------------
              Consumer Discretionary - Retail -- 3.65%
    400,000   Bed Bath & Beyond Inc. *                          15,304,000
  2,050,000   O'Reilly Automotive, Inc. *                       68,080,500
     50,000   Select Comfort Corporation *                       1,094,000
                                                            --------------
                                                                84,478,500
                                                            --------------
              Consumer Staples - Food,
               Beverage & Tobacco -- 5.53%
  2,254,800   Constellation Brands, Inc. - Class A *            64,893,144
  1,150,000   UST Inc.                                          63,054,500
                                                            --------------
                                                               127,947,644
                                                            --------------
              Consumer Staples -
               Food & Staple Retail -- 2.73%
    200,000   Wal-Mart Stores, Inc.                              9,864,000
  1,200,000   Walgreen Co.                                      53,268,000
                                                            --------------
                                                                63,132,000
                                                            --------------
              Consumer Staples -
               Household & Personal Products -- 1.89%
    864,100   Alberto-Culver Company                            43,714,819
                                                            --------------
              Energy -- 11.07%
  1,040,000   Apache Corporation                                65,728,000
    550,000   CONSOL Energy Inc.                                17,451,500
    400,000   Devon Energy Corporation                          25,260,000
    820,000   EnCana Corporation                                38,285,800
  1,000,000   International Coal Group, Inc. *                   4,220,000
    700,000   Kayne Anderson Energy Total Return Fund, Inc.     17,353,000
    700,000   Kayne Anderson MLP Investment Company             19,488,000
  1,479,385   Kinder Morgan Management, LLC *                   62,459,649
    200,000   Nabors Industries, Ltd. *                          5,950,000
                                                            --------------
                                                               256,195,949
                                                            --------------
              Financials - Banks -- 7.38%
  1,200,000   Bank Mutual Corporation                           14,556,000
    450,000   Countrywide Financial Corporation                 15,768,000
  2,054,126   Marshall & Ilsley Corporation                     98,967,791
  1,450,000   North Fork Bancorporation, Inc.                   41,528,000
                                                            --------------
                                                               170,819,791
                                                            --------------
              Financials - Diversified -- 8.66%
  1,436,000   Affiliated Managers Group, Inc. *                143,757,960
    800,000   American Express Company                          44,864,000
    150,000   Capital One Financial Corporation                 11,799,000
                                                            --------------
                                                               200,420,960
                                                            --------------
              Financials - Insurance -- 14.32%
      1,469   Berkshire Hathaway Inc. - Class A *              140,730,200
  1,077,700   Mercury General Corporation                       53,464,697
    100,000   Philadelphia Consolidated Holding Corp. *          3,978,000
  1,349,900   Protective Life Corporation                       61,757,925
  2,024,312   W.R. Berkley Corporation                          71,640,402
                                                            --------------
                                                               331,571,224
                                                            --------------
              Health Care - Equipment -- 2.20%
    936,196   Medtronic, Inc.                                   43,476,942
    150,000   Stryker Corporation                                7,438,500
                                                            --------------
                                                                50,915,442
                                                            --------------
              Health Care - Pharmaceuticals &
               Biotechnology -- 3.06%
    905,344   Fisher Scientific International Inc. *            70,834,115
                                                            --------------
              Health Care - Services -- 8.02%
    801,087   Cardinal Health, Inc.                             52,663,459
  1,250,000   DaVita, Inc. *                                    72,337,500
    200,000   Patterson Companies, Inc. *                        6,722,000
    700,000   WellPoint, Inc. *                                 53,935,000
                                                            --------------
                                                               185,657,959
                                                            --------------
              Industrials - Capital Goods -- 7.14%
    660,000   General Dynamics Corporation                      47,302,200
    480,600   Oshkosh Truck Corporation                         24,255,882
  1,500,000   Pentair, Inc.                                     39,285,000
  1,950,000   Tyco International Ltd.                           54,580,500
                                                            --------------
                                                               165,423,582
                                                            --------------
              Industrials - Commercial Services
               & Supplies -- 1.34%
    650,000   Brady Corporation                                 22,854,000
    200,000   Cintas Corporation                                 8,166,000
                                                            --------------
                                                                31,020,000
                                                            --------------
              Industrials - Transportation -- 3.35%
    700,000   FedEx Corporation                                 76,076,000
    100,000   Heartland Express, Inc.                            1,568,000
                                                            --------------
                                                                77,644,000
                                                            --------------
              Information Technology -
               Hardware & Equipment -- 1.46%
    550,000   CDW Corporation                                   33,924,000
                                                            --------------
              Information Technology -
               Software & Services -- 0.18%
     60,000   Hewitt Associates, Inc. *                          1,455,600
    100,000   Microsoft Corporation                              2,733,000
                                                            --------------
                                                                 4,188,600
                                                            --------------
              Materials -- 2.23%
    250,000   Bemis Company, Inc.                                8,215,000
  1,100,000   CEMEX, S.A. de C.V.                               33,088,000
    355,300   STEPAN COMPANY                                    10,385,419
                                                            --------------
                                                                51,688,419
                                                            --------------
                 TOTAL COMMON STOCKS
                  (cost $1,296,384,599)                      2,206,249,373
                                                            --------------
SHORT-TERM INVESTMENTS - 3.96%
              Commercial Paper -- 3.79%
 $3,900,000   BASF A.G.
               10/02/06, 5.24%                              $    3,900,000
  2,548,000   Fiserv, Inc.
               10/02/06, 5.33%                                   2,548,000
  2,900,000   John Deere Capital Corporation
               10/03/06, 5.30%                                   2,899,573
  3,800,000   Morgan Stanley
               10/03/06, 5.26%                                   3,799,445
  3,375,000   Time Warner Inc.
               10/04/06, 5.34%                                   3,373,999
  3,050,000   Fiserv, Inc.
               10/05/06, 5.33%                                   3,048,645
    500,000   Prudential Financial, Inc.
               10/05/06, 5.28%                                     499,780
  2,825,000   Fiserv, Inc.
               10/06/06, 5.32%                                   2,823,330
    725,000   Fiserv, Inc.
               10/10/06, 5.33%                                     724,141
  1,970,000   John Deere Capital Corporation
               10/10/06, 5.30%                                   1,967,680
  5,625,000   Fiserv, Inc.
               10/11/06, 5.32%                                   5,617,519
  2,965,000   CVS Corporation
               10/12/06, 5.32%                                   2,960,618
  1,000,000   Marshall & Ilsley Corporation
               10/12/06, 5.25%                                     998,542
  2,000,000   Marshall & Ilsley Corporation
               10/13/06, 5.25%                                   1,996,792
  3,675,000   General Mills, Inc.
               10/16/06, 5.30%                                   3,667,425
  2,400,000   Prudential Financial, Inc.
               10/17/06, 5.26%                                   2,394,740
  2,700,000   Fiserv, Inc.
               10/18/06, 5.34%                                   2,693,592
  1,375,000   CVS Corporation
               10/19/06, 5.32%                                   1,371,546
  3,000,000   General Mills, Inc.
               10/19/06, 5.29%                                   2,992,506
  2,950,000   American General Finance Corporation
               10/20/06, 5.24%                                   2,942,271
  3,350,000   Fortune Brands, Inc.
               10/23/06, 5.37%                                   3,339,506
  4,200,000   General Electric Capital Corporation
               10/24/06, 5.23%                                   4,186,576
  5,000,000   General Mills, Inc.
               10/24/06, 5.30%                                   4,983,806
  4,625,000   Fiserv, Inc.
               10/25/06, 5.34%                                   4,609,221
  2,600,000   John Deere Capital Corporation
               10/26/06, 5.30%                                   2,590,813
  1,350,000   John Deere Capital Corporation
               10/31/06, 5.29%                                   1,344,247
  3,000,000   CVS Corporation
               11/06/06, 5.33%                                   2,984,454
  5,000,000   Fortune Brands, Inc.
               11/07/06, 5.34%                                   4,973,300
  1,365,000   CVS Corporation
               11/09/06, 5.33%                                   1,357,320
  3,790,000   Barclays U.S. Funding LLC
               11/20/06, 5.255%                                  3,762,891
    450,000   Barclays U.S. Funding LLC
               11/29/06, 5.24%                                     446,201
                                                            --------------
                                                                87,798,479
                                                            --------------
              Variable Rate Security -- 0.17%
  3,914,227   Wisconsin Corporate Central Credit Union(1)
               10/02/06, 4.99%                                   3,914,227
                                                            --------------
                 TOTAL SHORT-TERM INVESTMENTS
                  (cost $91,712,706)                            91,712,706
                                                            --------------
                 TOTAL INVESTMENTS
                  (cost $1,388,097,305) -- 99.27%            2,297,962,079
                                                            --------------
              OTHER ASSETS,
               NET OF LIABILITIES -- 0.73%                      16,906,568
                                                            --------------
                 TOTAL NET ASSETS
                  (basis of percentages
                  disclosed above) -- 100%                  $2,314,868,647
                                                            --------------
                                                            --------------
+ This company is affiliated with the Fund as defined in Section 2(a)(3) of the
Investment Company Act of 1940, in that the Fund holds 5% or more of its outstanding voting securities. (Note 4)
* Non-income producing security.
(1) Subject to a demand feature as defined by the Securities and Exchange
Commission.
The accompanying notes to financial statements are an integral part of this schedule.

Statement of Assets and Liabilities
September 30, 2006 (unaudited)
-------------------------------------------------------------------------------
ASSETS
    Investments in securities at value -
         Nonaffiliated issuers (cost $1,352,294,177) -
          see accompanying schedule of investments ............ $2,267,846,679
         Affiliated issuers (cost $35,803,128) -
          see accompanying schedule of investments (Note 4) ...     30,115,400
                                                                --------------
              Total investments ...............................  2,297,962,079
                                                                --------------
    Receivables -
         Investment securities sold ...........................     26,394,892
         Dividend and interest ................................        332,960
         Capital stock subscription ...........................          3,500
                                                                --------------
              Total receivables ...............................     26,731,352
                                                                --------------
    Other .....................................................        101,239
                                                                --------------
              Total assets ....................................  2,324,794,670
                                                                --------------
LIABILITIES
    Payables -
         Investment securities purchased ......................      8,057,400
         Due to adviser -
              Management fee ..................................      1,281,841
              Accounting and administrative fee ...............            136
         Other payables and accrued expense ...................        586,646
                                                                --------------
              Total liabilities ...............................      9,926,023
                                                                --------------
              Total net assets ................................ $2,314,868,647
                                                                --------------
                                                                --------------
NET ASSETS CONSIST OF
    Paid in capital ........................................... $1,250,667,645
    Net unrealized appreciation on investments ................    909,864,774
    Accumulated undistributed
     net realized gain on investments .........................    150,339,852
    Accumulated undistributed net investment income ...........      3,996,376
                                                                --------------
              Total net assets ................................ $2,314,868,647
                                                                --------------
                                                                --------------
NET ASSET VALUE PER SHARE ($.50 par value,
 200,000,000 shares authorized),
 offering price and redemption price
 (39,223,708 shares outstanding) ..............................         $59.02
                                                                        ------
                                                                        ------

The accompanying notes to financial statements are an integral part of this statement.

Statement of Operations
For the six months ended September 30, 2006 (unaudited)
-------------------------------------------------------------------------------
INCOME
    Dividend ..................................................  $  11,528,533
    Interest ..................................................      2 683,893
                                                                 -------------
         Total income .........................................     14,212,426
                                                                 -------------
EXPENSES
    Management fee ............................................      7,658,359
    Transfer agent fees .......................................        504,848
    Accounting and administrative fees ........................        458,962
    Postage and mailing .......................................        119,053
    Custodian fees ............................................         59,780
    Insurance .................................................         47,158
    Printing ..................................................         27,837
    Telephone .................................................         19,679
    Audit and tax fees ........................................         16,750
    Registration fees .........................................         16,712
    Directors' fees ...........................................         10,625
    Legal fees ................................................          8,104
    Accounting system and pricing service fees ................          4,645
    Other operating expenses ..................................          2,557
                                                                 -------------
         Total expenses .......................................      8,955,069
                                                                 -------------
         Net investment income ................................      5,257,357
                                                                 -------------
NET REALIZED GAIN ON INVESTMENTS ..............................    151,913,192
                                                                 -------------
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION
 ON INVESTMENTS ...............................................   (213,189,185)
                                                                 -------------
    Net realized and unrealized loss on investments ...........    (61,275,993)
                                                                 -------------
    Net decrease in net assets resulting from operations ......  $ (56,018,636)
                                                                 -------------
                                                                 -------------
The accompanying notes to financial statements are an integral part of this statement.

Statements of Changes in Net Assets
For the six months ended September 30, 2006 (unaudited) and the year ended
March 31, 2006
------------------------------------------------------------------------------
                                            Six Months Ended
                                               09/30/2006        Year Ended
                                               (unaudited)       03/31/2006
                                             ---------------   --------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
    Net investment income .................. $    5,257,357    $   10,223,740
    Net realized gain on investments .......    151,913,192       185,767,499
    Change in net unrealized
     appreciation/depreciation
     on investments ........................   (213,189,185)       90,179,671
                                             --------------    --------------
         Net increase (decrease) in
          net assets resulting from
          operations .......................    (56,018,636)      286,170,910
                                             --------------    --------------
DISTRIBUTIONS TO SHAREHOLDERS
    From net investment income .............     (3,332,402)       (9,973,063)
    From net realized gain on investments ..    (41,245,136)     (211,181,343)
                                             --------------    --------------
         Total distributions ...............    (44,577,538)     (221,154,406)
                                             --------------    --------------
CAPITAL SHARE TRANSACTIONS
    Proceeds from shares issued
     (189,351 and 728,559
     shares, respectively) .................     11,191,509        44,522,535
    Reinvestment of distributions
     (714,347 and 3,430,247
     shares, respectively) .................     40,932,091       202,524,598
    Cost of shares redeemed
     (2,413,959 and 3,967,009
     shares, respectively) .................   (141,549,140)     (241,669,892)
                                             --------------    --------------
         Increase (decrease) in net assets
          derived from capital share
          transactions .....................    (89,425,540)        5,377,241
                                             --------------    --------------
         Total increase (decrease) in
          net assets .......................   (190,021,714)       70,393,745
                                             --------------    --------------
NET ASSETS
    Beginning of period ....................  2,504,890,361     2,434,496,616
                                             --------------    --------------
    End of period (including undistributed
     net investment income
     of $3,996,376 and $2,071,421,
     respectively) ......................... $2,314,868,647    $2,504,890,361
                                             --------------    --------------
                                             --------------    --------------

The accompanying notes to financial statements are an integral part of these statements.

Notes to Financial Statements
September 30, 2006 (unaudited)
------------------------------------------------------------------------------
(1) Summary of Significant Accounting Policies --
    Nicholas Fund, Inc. (the "Fund") is organized as a Maryland corporation and is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended.  The primary objective of the Fund is long-term growth.  The following is a summary of the significant accounting policies of the Fund:
    (a)  Equity securities traded on a stock exchange will ordinarily be valued on the basis of the last sale price on the date of valuation on the securities principal exchange, or if in the absence of any sale on that day, the closing bid price.  For securities principally traded on the NASDAQ market, the Fund uses the NASDAQ Official Closing Price.
         Debt securities, excluding short-term investments, are valued at their current evaluated bid price as determined by an independent pricing service, which generates evaluations on the basis of dealer quotes for normal, institutional-sized trading units, issuer analysis, bond market activity and various other factors.  Securities for which market quotations may not be readily available are valued at their fair value as determined in good faith by procedures adopted by the
         Board of Directors.  Variable rate demand notes are valued at cost, which approximates market value.  U.S. Treasury Bills and commercial paper are stated at amortized cost, which approximates market value.
         Investment transactions for financial statement purposes are recorded on trade date.
    (b)  Net realized gain (loss) on portfolio securities was computed on the basis of specific identification.
    (c)  Dividend income is recorded on the ex-dividend date, and interest income is recognized on an accrual basis.  Non-cash dividends, if any, are recorded at value on date of distribution.  Dividends and distributions paid to shareholders are recorded on the ex-dividend date.  Generally, discounts and premiums on long-term security purchases, if any, are amortized over the lives of the respective securities using the effective yield method.
    (d)  Provision has not been made for federal income taxes or excise taxes since the Fund has elected to be taxed as a "regulated investment company" and intends to distribute substantially all net investment income and net realized capital gains on sales of investments to its shareholders and otherwise comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies.
    (e)  Distributions from net investment income are generally declared and paid semiannually.  Distributions of net realized capital gain, if any, are declared and paid at least annually.
         The amount of distributions from net investment income and net realized capital gain are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.  To the extent these book and tax differences are permanent in nature, such amounts are reclassified among paid in capital, accumulated undistributed net realized gain (loss) on investments and accumulated undistributed net investment income.  At
         September 30, 2006, no reclassifications were recorded.
         The tax character of distributions paid during the six months ended
         September 30, 2006 and the year ended March 31, 2006 were as follows:
                                            09/30/2006        03/31/2006
                                           ------------      ------------
              Distributions paid from:
              Ordinary income ............ $ 3,332,402       $ 17,455,522
              Long-term capital gain .....  41,245,136        203,698,884
                                           -----------       ------------
              Total distributions paid ... $44,577,538       $221,154,406
                                           -----------       ------------
                                           -----------       ------------
         As of September 30, 2006 investment cost for federal tax purposes was
         $1,389,670,084 and the tax basis components of net assets were as follows:
              Unrealized appreciation ...................  $  968,736,322
              Unrealized depreciation ...................     (60,444,327)
                                                           --------------
              Net unrealized appreciation ...............     908,291,995
                                                           --------------
              Undistributed ordinary income .............       3,996,376
              Accumulated undistributed net realized
               capital gain .............................     151,912,631
              Paid in capital ...........................   1,250,667,645
                                                           --------------
              Net assets ................................  $2,314,868,647
                                                           --------------
                                                           --------------
         The differences between book-basis and tax-basis unrealized appreciation (depreciation), undistributed ordinary income and accumulated undistributed realized capital gain are attributable primarily to the tax deferral of losses from wash sales.
         As of September 30, 2006, the Fund has no capital loss carryforward.
         As of September 30, 2006, the Fund realized no post-October losses for tax purposes.
         As of September 30, 2006, the Fund had a tax deferral of wash loss sales of approximately $1,573,000.
    (f)  The preparation of financial statements in conformity with U.S.
         generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes.  Actual results could differ from estimates.
(2) Related Parties--
    (a)  Investment Adviser and Management Agreement --
         The Fund has an agreement with Nicholas Company, Inc. (with whom certain officers and directors of the Fund are affiliated) (the
         "Adviser") to serve as investment adviser and manager.  Under the terms of the agreement, a monthly fee is paid to the Adviser based on an annualized fee of .75% of the average net asset value up to and including $50 million and .65% of the average net asset value in excess of $50 million.  Also, the Adviser may be paid for accounting and administrative services rendered by its personnel.  The Fund incurred expenses of $458,962 for accounting and administrative services during the period ended September 30, 2006.
    (b)  Independent Counsel --
         A director of the Adviser is affiliated with a law firm that provides services to the Fund.  The Fund incurred expenses of $5,854 for the period ended September 30, 2006 for legal services rendered by this law firm.
(3) Investment Transactions --
    For the period ended September 30, 2006, the cost of purchases and the proceeds from sales of investment securities, other than short-term obligations, aggregated $315,929,067 and $503,778,602, respectively.
(4) Transactions with Affiliates -
    Following is a summary of fiscal 2007 transactions with "affiliated companies" as defined by the Investment Company Act of 1940:
                                                       Share Activity
                                        --------------------------------------------
                                         Balance                           Balance
           Security Name                 03/31/06   Purchases    Sales     09/30/06
           -------------                ----------  ---------  ---------  ----------
       Helen of Troy Limited            1,715,000       --         --     1,715,000

    There were no dividends nor realized capital gain (loss) from affiliated companies for the period ended
    September 30, 2006.

Historical Record
(unaudited)
--------------------------------------------------------------------------------------------------
                                     Net Investment                     Dollar        Growth of
                            Net          Income      Capital Gain      Weighted      an Initial
                        Asset Value   Distributions  Distributions  Price/Earnings     $10,000
                         Per Share      Per Share      Per Share       Ratio (2)    Investment (3)
                        -----------  --------------  -------------  --------------  --------------
July, 14 1969 (1) ......  $ 6.59        $  --          $   --             --           $ 10,000
March 31, 1985 .........   29.24         0.6420          1.5760          13.2 times      69,858
March 31, 1986 .........   35.26         0.5750          0.6100          15.8            87,699
March 31, 1987 .........   39.94         0.8820          0.1870          16.3           102,387
March 31, 1988 .........   32.15         1.8400          4.0340          14.1            98,557
March 31, 1989 .........   35.27         1.0250          0.4510          13.2           113,155
March 31, 1990 .........   37.72         0.9240          1.0540          14.9           127,360
March 31, 1991 .........   42.99         0.7900          0.2250          16.9           149,180
March 31, 1992 .........   49.68         0.6790          0.8240          19.4           178,011
March 31, 1993 .........   52.91         0.6790          2.0420          18.5           200,098
March 31, 1994 .........   51.10         0.8175          1.0470          16.7           200,182
March 31, 1995 .........   52.22         0.7070          3.3170          17.2           221,970
March 31, 1996 .........   63.81         0.5650          4.0945          21.0           293,836
March 31, 1997 .........   67.11         0.4179          5.3166          21.7           336,973
March 31, 1998 .........   93.98         0.3616          5.8002          30.0           508,762
March 31, 1999 .........   85.20         0.5880          8.2716          31.7           509,446
March 31, 2000 .........   84.56         0.3114          5.9433          37.3           543,813
March 31, 2001 .........   54.11         0.1900         19.2500          26.6           452,780
March 31, 2002 .........   53.74         0.2360            --            23.8           451,627
March 31, 2003 .........   40.37         0.1585            --            16.4           340,547
March 31, 2004 .........   56.14         0.0905            --            19.4           474,406
March 31, 2005 .........   60.05         0.0678          0.4100          19.4           511,476
March 31, 2006 .........   61.49         0.2512          5.3194          18.4           574,151
September 30, 2006 .....   59.02         0.0833(a)       1.0310(a)       17.9           561,805
(1) Date of Initial Public Offering.
(2) Based on latest 12 months accomplished earnings.
(3) Assuming reinvestment of all distributions.

(a) Paid June 7, 2006 to shareholders of record on June 6, 2006.

Range in quarter end price/earnings ratios since December 31, 1974
               High                     Low
       --------------------      -------------------
       March 31, 2000  37.3      March 31, 1982  8.3

Approval of Investment Advisory Contract
(unaudited)
-------------------------------------------------------------------------------
In April 2006, the Board of Directors of the Fund renewed the one-year term of the Investment Advisory Agreement by and between the Fund and the Adviser through April 2007.  In connection with renewal of the Investment Advisory
Agreement, no changes to the amount or manner of calculation of the management fee or the terms of the agreement were proposed by Adviser or adopted by the
Board.  For the fiscal year ended March 31, 2006, the management fee was 0.65%
and the Fund's total expense ratio (including the management fee) was 0.77%.
In renewing the Investment Advisory Agreement, the Board carefully considered the following factors on an absolute basis and relative to the Fund's peer group: (i) the Fund's expense ratio, which was low compared to the overall peer group; (ii) the Fund's performance on a short-term and long-term basis; (iii)
the Fund's management fee; (iv) the overall performance of the market as measured by a number of different indices, including the Standard & Poor's 500
Index; and (v) the range and quality of the services offered by the Adviser.
The peer group fund data included mid- and large-cap blend focused funds with similar asset sizes.  In terms of the peer group data used for performance comparisons, the Fund was ranked 12th, 11th, 10th and 14th out of 15 funds for the one-, three-, five- and ten-year periods ending March 31, 2006.  The Fund had the lowest expense ratio among its peer group.
The Board considered the range of services to be provided by the Adviser to the
Fund under the Advisory Agreement. The Board concluded that the nature and extent of the services to be provided were consistent with the terms of the
Advisory Agreement and the needs of the Fund. Turning to the quality of services provided, the Board considered the Adviser’s portfolio management capabilities and the scope and quality of its research capacity.  The Board also considered the Adviser’s experience in fund accounting, administration and regulatory compliance.  The Board agreed that historically the quality of services provided by the Adviser were of a high quality.
The Board considered the investment performance of the Fund and the Adviser.
Among other things, the Board noted its consideration of the Fund’s performance relative to peer funds and its benchmarks. The Board reviewed the actual and relative short-term and long-term performance of the Fund.  The Board agreed that the Fund demonstrated satisfactory performance with respect to comparable funds and its benchmarks.  The Board also discussed the extent to which economies of scale would be realized, and whether such economies were reflected in the Fund's fee levels and concluded that the Adviser had been instrumental in holding down Fund costs, citing consistently low fees in an environment where fund fees have been on an upward trend.
The Board considered the cost of services provided by the Adviser.  The Board also considered the profits realized by the Adviser in connection with the management of the Fund, as expressed by the Adviser’s management in general terms.  The Board expressed satisfaction that the Adviser’s financial condition was strong and that it was capable of delivering the range of services contemplated by the Advisory Agreement.  The Board expressed the opinion that given the Board's focus on performance and maintaining a low fee structure that the Adviser's profits were not relevant.
The Board determined that the Adviser had fully and adequately carried out the terms and conditions of its contract with the Fund. The Board expressed satisfaction with the Fund's performance, management's control of expenses and the level of the management fee for the Fund and the overall quantity and quality of services provided by the Adviser.
Information on Proxy Voting
(unaudited)
-------------------------------------------------------------------------------
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 800-544-6547 (toll-free) or 414-276-0535.  It also appears in the Fund's Statement of Additional Information, which can be found on the SEC's website, www.sec.gov.  A record of how the Fund voted its proxies for the most recent twelve-month period ended June 30, also is available on the Fund's website, www.nicholasfunds.com, and the SEC's website,
www.sec.gov.
Quarterly Portfolio Schedule
(unaudited)
------------------------------------------------------------------------------
The Fund files its complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund's Form N-Q's are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C.  Information on the
operation of the Public Reference Room may be obtained by calling
1-800-SEC-0330.

Privacy Policy
(unaudited)
-------------------------------------------------------------------------------
      Nicholas Fund, Inc. respects each shareholders' right to privacy.  We are committed to safeguarding the information that you provide us to maintain and execute transactions on your behalf.
      We collect the following non-public personal information about you:
      * Information we receive from you on applications or other forms, whether we receive the form in writing or electronically.  This includes, but is not limited to, your name, address, phone number, tax identification number, date of birth, beneficiary information and investment selection.
      * Information about your transactions with us and account history with
us.  This includes, but is not limited to, your account number, balances and cost basis information.  This also includes transaction requests made through our transfer agent.
      * Other general information that we may obtain about you such as demographic information.
              WE DO NOT SELL ANY NON-PUBLIC PERSONAL INFORMATION
                     ABOUT CURRENT OR FORMER SHAREHOLDERS.

                  INFORMATION SHARED WITH OUR TRANSFER AGENT,
                   A THIRD PARTY COMPANY, ALSO IS NOT SOLD.
      We may share, only as permitted by law, non-public personal information about you with third party companies. Listed below are some examples of third parties to whom we may disclose non-public personal information.  While these examples do not cover every circumstance permitted by law, we hope they help you understand how your information may be shared.
      We may share non-public personal information about you:
      * With companies who work for us to service your accounts or to process transactions that you may request.  This would include, but is not limited to, our transfer agent to process your transactions, mailing houses to send you required reports and correspondence regarding the Fund and its Adviser, the
Nicholas Company, Inc., and our dividend disbursing agent to process fund dividend checks.
      * With a party representing you, with your consent, such as your broker or lawyer.
      * When required by law, such as in response to a subpoena or other legal process.
      The Fund and its Adviser maintain policies and procedures to safeguard your non-public personal information.  Access is restricted to employees who the Adviser determines need the information in order to perform their job duties.  To guard your non-public personal information we maintain physical, electronic, and procedural safeguards that comply with federal standards.
      In the event that you hold shares of the Fund with a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with non-affiliated third parties.

AUTOMATIC INVESTMENT PLAN - AN UPDATE
(unaudited)
-------------------------------------------------------------------------------
The Nicholas Family of Funds' Automatic Investment Plan provides a simple method to dollar cost average into the fund(s) of your choice.
Dollar cost averaging involves making equal systematic investments over an extended time period.  A fixed dollar investment will purchase more shares when the market is low and fewer shares when the market is high.  The automatic investment plan is an excellent way for you to become a disciplined investor.
The following table illustrates what dollar cost averaging can achieve.  Please note that past performance is no guarantee of future results.  Nicholas Company recommends dollar cost averaging as a practical investment method.  It should be consistently applied for long periods so that investments are made through several market cycles.  The table will be updated and appear in future financial reports issued by the Fund.
                                                              Nicholas Fund
                                                           -------------------
      $1,000 initial investment on .......................  07/14/69* 09/30/96
      Number of years investing $100 each month following
       the date of initial investment ....................      37.2        10
      Total cash invested ................................   $45,700   $13,000
      Total dividends and capital gains distributions
       reinvested ........................................  $670,692    $4,645
      Total full shares owned at 09/30/06 ................    14,414       279
      Total market value at 09/30/06......................  $850,746   $16,520
The results above assume purchase on the last day of the month.  The Nicholas
Automatic Investment Plan actually invests on the 20th of each month (or on the alternate date specified by the investor).  Total market value includes reinvestment of all distributions.
*Date of Initial Public Offering.

Nicholas Funds Services Offered
(unaudited)
-------------------------------------------------------------------------------
*     IRAs
      * Traditional      * SIMPLE
      * Roth             * SEP
*     Coverdell Education Accounts
*     Profit Sharing Plan
*     Automatic Investment Plan
*     Direct Deposit of Dividend and Capital Gain Distributions
*     Systematic Withdrawal Plan with Direct Deposit
*     Monthly Automatic Exchange between Funds
*     Telephone Redemption
*     Telephone Exchange
*     24-hour Automated Account Information (1-800-544-6547)
*     24-hour Internet Account Access (www.nicholasfunds.com)
Please call a shareholder representative for further information on the above services or with any other questions you may have regarding the Nicholas Funds
(1-800-544-6547).

                            Directors and Officers

                  ALBERT O. NICHOLAS, President and Director

                           ROBERT H. BOCK, Director

                          JAY H. ROBERTSON, Director

                  DAVID L. JOHNSON, Executive Vice President

                   DAVID O. NICHOLAS, Senior Vice President

                    LYNN S. NICHOLAS, Senior Vice President

               JEFFREY T. MAY, Senior Vice President, Secretary,
                    Treasurer and Chief Compliance Officer

                  LAWRENCE J. PAVELEC, Senior Vice President

                         MARK J. GIESE, Vice President

                       CANDACE L. LESAK, Vice President

                              Investment Adviser
                            NICHOLAS COMPANY, INC.
                             Milwaukee, Wisconsin
                             www.nicholasfunds.com
                         414-276-0535 or 800-544-6547

                                Transfer Agent
                        U.S. BANCORP FUND SERVICES, LLC
                             Milwaukee, Wisconsin
                         414-276-0535 or 800-544-6547

                                  Distributor
                           QUASAR DISTRIBUTORS, LLC
                             Milwaukee, Wisconsin

                                   Custodian
                                U.S. BANK N.A.
                             Milwaukee, Wisconsin
                 Independent Registered Public Accounting Firm
                               ERNST & YOUNG LLP
                               Chicago, Illinois

                                    Counsel
                         MICHAEL BEST & FRIEDRICH LLP
                             Milwaukee, Wisconsin

This report is submitted for the information of shareholders of the Fund.  It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                               SEMIANNUAL REPORT

                              NICHOLAS FUND, INC.
700 North Water Street
Milwaukee, Wisconsin 53202
www.nicholasfunds.com
September 30, 2006

Item 2. Code of Ethics.

Applicable only to annual reports.

Item 3. Audit Committee Financial Expert.

Applicable only to annual reports.

Item 4. Principal Accountant Fees and Services.

Applicable only to annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6. Schedule of Investments.

The schedule of investments in securities of unaffiliated issuers is included as part of the report to shareholders filed under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to annual reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Applicable only to annual reports filed by closed-end funds.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Applicable only to closed-end funds.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable to this filing.

Item 11. Controls and Procedures.

The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report. There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

Item 12. Exhibits.

(a)(1) Code of Ethics -- Any code of ethics, or amendments thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable to this filing.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 302 of the Sarbannes-Oxley Act of 2002, attached hereto as part of EX-99.CERT.

(a)(3)  Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more person.

Applicable only to closed-end funds.

(b) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of the Sarbannes-Oxley Act of 2002, attached hereto as part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas Fund, Inc.

By: /s/ Albert O. Nicholas

Name: Albert O. Nicholas

Title: Principal Executive Officer

Date: 11/29/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Albert O. Nicholas

Name: Albert O. Nicholas

Title: Principal Executive Officer

Date:  11/29/2006

By: /s/ Jeffrey T. May

Name: Jeffrey T. May

Title: Principal Financial Officer

Date: 11/29/2006